Acquisition of Bao Li Gaming Promotion Limited (Details) - 6 months ended Jun. 30, 2015 - Bao Li Gaming [Member] - USD ($)		Total
Earnout And Incentive Shares [Line Items]
Rolling Chip Turnover Target For Base Earnout Payments First Year - 2013		$ 2,500,000,000
Rolling Chip Turnover Target For Base Earnout Payments Second Year - 2014		2,500,000,000
Rolling Chip Turnover Target For Base Earnout Payments Third Year - 2015		2,500,000,000
Base Earnout Cash Payments First Year - 2013		13,000,000
Base Earnout Cash Payments Second Year - 2014		13,000,000
Base Earnout Cash Payments Third Year - 2015		$ 13,000,000
Base Earnout Shares First Year - 2013		625,000
Base Earnout Shares Second Year - 2014		625,000
Base Earnout Shares Third Year - 2015		625,000
Incremental Earnout Payments First Year - 2013	[1]	$ 0
Incremental Earnout Payments Second Year - 2014	[1]	0
Incremental Earnout Payments Third Year - 2015	[1]	$ 0

[1]	For each $25,000,000 increment in which the rolling chip turnover target for such year is exceeded, the Company shall pay an additional $130,000 and 6,250 Ordinary Shares will be issued.